Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
HARTFORD SMALL CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD SMALL CAP CORE FUND
Supplement [Text Block]	hmfic_SupplementTextBlock

AUGUST 9, 2018

SUPPLEMENT TO

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Effective November 1, 2018, the name, principal investment strategy, portfolio manager and benchmark of the Hartford Small Cap Core Fund (the “Fund”) will change. Accordingly, effective November 1, 2018, the above referenced Statutory Prospectus is revised as follows with respect to the Fund:

(1)	All references to Hartford Small Cap Core Fund and Small Cap Core Fund are deleted and replaced with Hartford Small Cap Value Fund and Small Cap Value Fund, respectively.

(2)	In the Fund’s Summary Section, the following changes are being made:

a.	Under the heading “Principal Investment Strategy,” the first paragraph is deleted in its entirety and replaced with the following:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), primarily invests in securities it believes are undervalued in the marketplace. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

b.	Under the heading “Principal Risks,” “Quantitative Investing Risk” and “Active Trading Risk” are deleted in their entirety and the following risks are added:

Value Investing Style Risk − Using a value investing style to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. Also, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk − Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk − The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

c.	Under the heading “Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R3, Class R4 and Class R5 shares commenced operations on September 30, 2011 and performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on March 31, 2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2017, Class R6 shares had not commenced operations and performance is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares from March 31, 2015 through February 27, 2017 and Class A shares (excluding sales charges) prior to March 31, 2015. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017 (including sales charges)
Supplement One [Text Block]	hmfic_SupplementOneTextBlock

The changes described above to the Fund’s principal investment strategy will likely cause the Fund to realize capital gains and incur transaction costs. If you have questions regarding the tax consequences applicable to your investment in the Fund, you should consult your tax advisor. This Supplement should be retained with your Statutory Prospectus for future reference.

HARTFORD SMALL CAP CORE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	3.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.18%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.12%	[1]
HARTFORD SMALL CAP CORE FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	6.69%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.45%	[1]
HARTFORD SMALL CAP CORE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	7.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.61%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.96%	[1]
HARTFORD SMALL CAP CORE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.82%	[1]
HARTFORD SMALL CAP CORE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.23%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.20%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.74%	[1]
HARTFORD SMALL CAP CORE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.54%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.94%	[1]
HARTFORD SMALL CAP CORE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.88%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.14%	[1]
HARTFORD SMALL CAP CORE FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R6 – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.97%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.92%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.16%	[1]
HARTFORD SMALL CAP CORE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.97%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.92%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.16%	[1]
HARTFORD SMALL CAP CORE FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class F – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.83%	[1]
HARTFORD SMALL CAP CORE FUND | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	2.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.13%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[1]
HARTFORD SMALL CAP CORE FUND | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	2.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.60%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.69%	[1]
HARTFORD SMALL CAP CORE FUND | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	7.84%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.17%	[1]
HARTFORD SMALL CAP CORE FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	14.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.12%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.71%	[1]

[1]	Effective November 1, 2018, the Fund changed its benchmark to the Russell 2000 Value Index from the Russell 2000 Index because the Investment Manager believes it better reflects the Fund’s revised investment strategy.